Cover Page Cover	Jul. 28, 2020
Document Entity Information [Abstract]
City Area Code	+353
Entity Central Index Key	0001757898
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Entity Address, Country	IE
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Local Phone Number	1232 2000
Entity Emerging Growth Company	false
Document Period End Date	Jul. 28, 2020
Entity Registrant Name	STERIS plc
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, Address Line One	false
Entity Address, City or Town	Dublin 2
Trading Symbol	STE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Address, Postal Zip Code	D02 R296
Entity Incorporation, State or Country Code	L2